FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of fair value of warrant liabilities

	Fair Value Measurements at December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrant liabilities	$—	$—	$28,462,500	$28,462,500
Private Placement Warrant Liabilities	$—	$—	$14,685,000	$14,685,000

Schedule of quantitative information regarding the Level 3 inputs used for the fair value measurements

	As of December 7, 2020	As of
	(Initial Measurement)	December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$10.00	$10.00
Term (years)	5.0	5.0
Volatility	82.8%	82.9%
Risk free interest rate	0.46%	0.42%
Dividend yield	0.0%	0.0%
Public and private warrant price	$3.30	$3.30

Schedule of roll-forward of the fair value of the warrant liability

The following table provides a roll-forward of the fair value of the Company’s Public and Private Placement Warrant liabilities, for which the fair value was determined using Level 1 and 3 inputs, respectively:

Warrant Liabilities
Fair value at December 31, 2020	$43,147,500
Change in fair value of warrant liabilities	(17,520,500)
Fair value at March 31, 2021	$25,627,000

Warrant liabilities
Fair value at December 7, 2020	$43,147,500
Change in fair value	—
Fair value at December 31, 2020	$43,147,500